INVESTMENT PROPERTIES - Sensitivity (Details) CAD in Thousands	Dec. 31, 2017 CAD
Discount rate
Investment Properties:
Fair value at +50 basis points	CAD 2,640,364
Fair value at +25 basis points	2,686,415
Fair value at base rate	2,733,568
Fair value at -25 basis points	2,781,853
Fair value at -50 basis points	2,831,301
Change in fair value at +50 basis points	(93,204)
Change in fair value at +25 basis points	(47,153)
Change in fair value at -25 basis points	48,285
Change in fair value at -50 basis points	97,733
Terminal capitalization rate
Investment Properties:
Fair value at +50 basis points	2,648,843
Fair value at +25 basis points	2,690,533
Fair value at base rate	2,733,568
Fair value at -25 basis points	2,783,184
Fair value at -50 basis points	2,834,883
Change in fair value at +50 basis points	(84,725)
Change in fair value at +25 basis points	(43,035)
Change in fair value at -25 basis points	49,616
Change in fair value at -50 basis points	CAD 101,315